Paras Madho
Director
Securities Operations

NYSE Group

RECD S.E.C.
DEC 2 7 2007
1086

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

07087711

December 27, 2007

CERT NYS

001-10257

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Barclays Bank PLC, American Depositary Shares, Series 4 (Each representing one Non-Cumulative Callable Dollar Preference Shares, Series 4) and Non-Cumulative Callable Dollar Preference Shares, Series 4, (application for the Non-Cumulative Callable Dollar Preference Shares, Series 4, is made for listing, not for trading, but only in connection with the registration of American Depositary Shares, Series 4 pursuant to the requirements of the New York Stock Exchange) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 21, 2007. Tentative listing date – December 28, 2007.

Sincerely,

Paras Madho

PROCESSED
B
JAN 2 5 2008
THOMSON
FINANCIAL

END